Derivative Instruments (Details 1) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivative Assets (Liabilities), at Fair Value, Net	$ 22,685,702	$ (950,202)
Exchange Traded Futures Contracts Currencies [Member]
Derivative Assets (Liabilities), at Fair Value, Net	32,613	13,848
Exchange Traded Futures Contracts Energies [Member]
Derivative Assets (Liabilities), at Fair Value, Net	7,123,301	1,800,611
Exchange Traded Futures Contracts Grains [Member]
Derivative Assets (Liabilities), at Fair Value, Net	299,446	105,702
Interest Rate Contract [Member]
Derivative Assets (Liabilities), at Fair Value, Net	13,161,165	(3,181,786)
Exchange Traded Futures Contracts Livestock [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(25,990)	(1,040)
Exchange Traded Futures Contracts Metals [Member]
Derivative Assets (Liabilities), at Fair Value, Net	138,124	439,232
Exchange Traded Futures Contracts Softs [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(124,566)	(40,540)
Exchange Traded Futures Contracts Stock Indices [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(123,674)	899,035
Future [Member]
Derivative Assets (Liabilities), at Fair Value, Net	20,480,419	35,062
Forward Contracts [Member]
Derivative Assets (Liabilities), at Fair Value, Net	2,205,283	(985,264)
Futures And Forward Currency Contracts Gains [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	13,491,163	18,396,048
Futures And Forward Currency Contracts Gains [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	19,091,587	4,221,179
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Currencies [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	97,003	11,463
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Currencies [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	55	13,106
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Energies [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	4,273,340	2,020,956
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Energies [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	2,997,981	343,300
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Grains [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	563,235	288,920
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Grains [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net		241,782
Futures And Forward Currency Contracts Gains [Member] | Interest Rate Contract [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net		616,220
Futures And Forward Currency Contracts Gains [Member] | Interest Rate Contract [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	13,678,900	203,333
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Livestock [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	830
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Livestock [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net		17,370
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Metals [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	1,351,092	4,543,642
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Metals [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	542,450	98,540
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Softs [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	336	20,189
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Softs [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	49,611	65,654
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	105,622	1,633,415
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	483,041	633,174
Futures And Forward Currency Contracts Gains [Member] | Future [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	6,391,458	9,134,805
Futures And Forward Currency Contracts Gains [Member] | Future [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	17,752,038	1,616,259
Futures And Forward Currency Contracts Gains [Member] | Forward Contracts [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	7,099,705	9,261,243
Futures And Forward Currency Contracts Gains [Member] | Forward Contracts [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	1,339,549	2,604,920
Futures And Forward Currency Contracts Losses [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(3,856,644)	(8,375,121)
Futures And Forward Currency Contracts Losses [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(6,040,404)	(15,192,308)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Currencies [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(45,169)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Currencies [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(19,276)	(10,721)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Energies [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(143,150)	(433,423)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Energies [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(4,870)	(130,222)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Grains [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(163,039)	(257,765)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Grains [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(100,750)	(167,235)
Futures And Forward Currency Contracts Losses [Member] | Interest Rate Contract [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(183,318)	(3,980,795)
Futures And Forward Currency Contracts Losses [Member] | Interest Rate Contract [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(334,417)	(20,544)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Livestock [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(26,820)	(18,210)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Livestock [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net		(200)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Metals [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(562,752)	(182,931)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Metals [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(1,192,666)	(4,020,019)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Softs [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(89,902)	(73,295)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Softs [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(84,611)	(53,088)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(368,330)	(887,110)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(344,007)	(480,444)
Futures And Forward Currency Contracts Losses [Member] | Future [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(1,582,480)	(5,833,529)
Futures And Forward Currency Contracts Losses [Member] | Future [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(2,080,597)	(4,882,473)
Futures And Forward Currency Contracts Losses [Member] | Forward Contracts [Member] | Long [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(2,274,164)	(2,541,592)
Futures And Forward Currency Contracts Losses [Member] | Forward Contracts [Member] | Short [Member]
Derivative Assets (Liabilities), at Fair Value, Net	$ (3,959,807)	$ (10,309,835)